Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (111,990)	$ (1,863,857)	$ (309,130)	$ (7,525,821)
Adjustments to reconcile net loss to net cash used for operating activities:
Stock-based compensation expense		58,559
Non-cash stock issuance				262,501
Depreciation and amortization		18,761		23,029
Loss on conversion of warrant liability to stock		3,550,487
Provision for doubtful accounts				14,600
Provision for standby letter of credit				750,000
Fair value adjustment of common stock warrants		(3,239,884)		3,095,700
Changes in operating assets and liabilities:
Accounts receivable-trade	75,952	(428,063)	(1,167,092)	(870,563)
Accounts receivable-other		(569,307)	(239,751)	(21,697)
Due to/from related parties		334,088	(385,498)	273,418
Inventory		24,999		(24,999)
Other current assets		(3,296)	(4,833)	(373,074)
Deposits		496,900		(515,000)
Accounts payable-trade		516,796	1,101,060	946,939
Accrued liabilities	36,008	(680,367)	400,126	527,962
Deferred revenue		607,746		48,130
Customer deposits		(349,075)		754,545
Net cash used for operating activities	(30)	(1,526,531)	(605,118)	(2,634,330)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment		(35,467)	(107,938)	(129,530)
Purchases of intangible assets	(33,951)	(24,164)		(462,515)
Decrease in restricted cash		900,000
Purchase of business, net of cash acquired				(50,000)
Increase in restricted cash				(1,100,000)
Net cash provided by (used for) investing activities	(33,951)	840,369	(107,938)	(1,742,045)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds (repayments) of loan from officer	489,899			(489,899)
Issuance of common stock, preferred stock and warrants pursuant to Business Combination and Financing (see Note 14)				16,000,000
Issuance of common stock and warrants				1,000,000
Payment of costs related to Business Combination and Financing (see Note 14)				(12,214,875)
Cash from business acquired pursuant to the Business Combination				212,640
Member contributions prior to Business Combination	1,010,101
Member distributions prior to Business Combination			(250,000)	(309,015)
Net cash provided by financing activities	1,500,000		(250,000)	4,198,851
Net (decrease) increase in cash	1,466,019	(685,144)	(963,056)	(177,524)
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at the beginning of the period		1,288,495	1,466,019	1,466,019
Cash and cash equivalents at the end of the period	1,466,019	603,351	502,963	1,288,495
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest				22,334
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable	2,315
Initial fair value of common stock warrant liability				$ 8,147,100
Intangible assets acquired through acquisition of Tempus Jets, Inc.		500,000
Issuance of stock for exercise of warrants		$ 7,591,530